Industry

Common Stock (79.5% of total investments)

Industry			LEVEL ONE
Advertising	Shares	Cost	Market Value	% Total Inv.
Alphabet, Inc. A	12,000	763,247	2,917,200
			$2,917,200	(5.9%)
Brokerage
Charles Schwab Corp.	10,000	337,286	954,700
			$954,700	(1.9%)
Conglomerate
Berkshire Hathaway Inc. B*	12,500	1,489,340	6,284,250
			$6,284,250	(12.7%)
Consumer
Colgate-Palmolive Company	12,000	72,938	959,280
Procter & Gamble Company	2,000	145,879	307,300
			$1,266,580	(2.6%)
Credit Card
Mastercard Inc	1000	219636.1	568,810
Visa Inc.	1500	225957.45	512,070
			$1,080,880	(2.2%)
Data Processing
Automatic Data Processing, Inc.	3000	82774.56	880,500
Paychex, Inc.	6000	140074.91	760,560
			$1,641,060	(3.3%)
Drug/Medical Device
Johnson & Johnson	3071	34932.62	569,425
Stryker Corp.	4500	19054.69	1,663,515
			$2,232,940	(4.5%)
Food
Kraft Heinz Company	29,000	772,000	755,160
PepsiCo, Inc.	10,000	168,296	1,404,400
			$2,159,560	(4.4%)
Industrial
Danaher Corporation	1,000	225,262	198,260
Illinois Tool Works Inc.	7,000	295,051	1,825,320
Veralto Corporation	333	29,705	35,501
			$2,059,081	(4.2%)
Insurance
Markel Corp.*	3,170	4,169,168	6,059,011
White Mountains Insurance Group Ltd.	300	526,542	501,456
			$6,560,467	(13.2%)
Mutual Fund Management
Diamond Hill Investment Group, Inc.	9,576	1,338,331	1,340,736
Franklin Resources, Inc.	50,000	1,183,351	1,156,500
T. Rowe Price Group, Inc.	22,400	2,362,870	2,299,136
			$4,796,372	(9.7%)
Restaurant
Starbucks Corp.	12,000	588,432	1,015,200
			$1,015,200	(2.0%)
Retail
AutoZone Inc.*	500	265,855	2,145,120
eBay Inc.	3,000	68,886	272,850
O’Reilly Automotive Inc.*	19,125	259,704	2,061,866
			$4,479,836	(9.0%)
Technology Services
Amazon.com Inc.*	9,000	915,707	1,976,130
			$1,976,130	(4.0%)

Total common stock investments			$39,424,256

Money Market Funds (20.5% of total investments)			LEVEL ONE
Morgan Stanley Inst. Liquidity Fund, Treasury, 4.04%			10,178,680	(20.5%)

Total investments			$49,602,937

All other assets less liabilities			43,953

Total net assets			$49,646,890

*Non-dividend paying security